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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Diversified
                     High Income Trust
 NQ| July 31, 2012

Ticker Symbols:  HNW

Schedule of Investments | 7/31/2012 (Consolidated) (unaudited)

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			ASSET BACKED SECURITIES - 1.1% of Net Assets

	450,000(a)	BB/A2	Bear Stearns Asset Backed Securities Trust, Series 2004-BO1, Class M3, 1.296%, 10/25/34	$ 354,301
	100,000	BB/NR	CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)	100,249
	699,000(a)	CCC/Caa2	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.446%, 2/25/37	439,648
	443,571(a)	CC/NR	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.696%, 3/25/47 (144A)	179,781
	128,555(a)	B-/B3	GSAMP Trust, Series 2006-HE8, Class A2B, 0.376%, 1/25/37	114,516

EUR	107,128	CCC-/Caa2	New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144A)	$ 92,286

	956,414(a)	B-/Caa1	Aircraft Finance Trust, Series 1999-1A, Class A1, 0.729%, 5/15/24 (144A)	$ 430,386
	3,554(a)	B-/Ba3	Aircraft Finance Trust, Series 1999-1A, Class A2, 0.749%, 5/15/24 (144A)	3,305

			TOTAL ASSET BACKED SECURITIES
			(Cost $1,876,395)	$ 1,714,472

			COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7% of Net Assets

	369,809(a)	D/C	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1B, 0.617%, 10/19/45	$ 85,229
	182,628(b)	BB-/NR	GSR Mortgage Loan Trust, Series 2004-3F, Class B1, 5.736%, 2/25/34	155,123
	904,548(a)	AAA/Ba2	Impac CMB Trust, Series 2004-9, Class 1A1, 1.006%, 1/25/35	714,577
	103,852(a)	D/NR	WaMu Mortgage Pass Through Certificates, Series 2006-AR16, Class 3A1, 5.01%, 12/25/36	85,196

	100,000(b)	NR/NR	Vericrest Opportunity Loan Transferee, Series 2012-NL1A, Class A2, 8.112%, 3/25/49 (144A)	$ 100,487

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $1,348,661)	$ 1,140,612

			COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3% of Net Assets

	175,340(a)	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-FL2A, Class G, 0.609%, 11/15/18 (144A)	$ 142,026

Principal Amount USD ($)	S&P/Moody's Rating		Value

250,000(b)	BB+/Baa3	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AJ, 5.757%, 9/11/38	$ 214,990

200,000(a)	BBB+/Baa2	Morgan Stanley Capital I, Inc., Series 2007-XLF9, Class C, 0.949%, 12/15/20 (144A)	$ 183,154

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $546,382)	$ 540,170

		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 28.9% of Net Assets *

		AUTOMOBILES & COMPONENTS - 1.9%
		Auto Parts & Equipment - 0.6%
138,733	B+/Ba3	Federal-Mogul Corp., Tranche B Term Loan, 2.178%, 12/29/14	$ 132,252
70,782	B+/Ba3	Federal-Mogul Corp., Tranche C Term Loan, 2.178%, 12/28/15	67,475
158,000	B+/B1	Metaldyne LLC, Term Loan, 5.25%, 5/18/17	158,101
284,288	B/B1	TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	276,470
223,616	BB/Ba2	Tomkins LLC, Term Loan B-1, 4.25%, 9/29/16	224,664
142,825	B+/Ba2	UCI International, Inc., Term Loan, 5.5%, 7/26/17	143,985
			$ 1,002,947
		Automobile Manufacturers - 0.9%
1,485,000	BB/Ba2	Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17	$ 1,510,751
		Tires & Rubber - 0.4%
575,000	BB/Ba1	Goodyear Tire & Rubber Co., Extended Second Lien Term Loan, 4.75%, 4/30/19	$ 569,538
		Total Automobiles & Components	$ 3,083,236

		CAPITAL GOODS - 3.4%
		Aerospace & Defense - 1.6%
895,747	B+/B3	API Technologies Corp., Term Loan, 8.75%, 6/27/16	$ 900,225
605,843	B/B2	DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 5.45%, 7/31/14	605,843
213,850	BB-/B1	Hunter Defense Technologies, Inc., Term Loan, 3.5%, 8/22/14	186,584
576,069	B/B2	Standard Aero, Ltd., Tranche B-2 Term Loan, 5.34%, 7/31/14	576,069
326,121	BB-/B1	TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15	322,656
			$ 2,591,377
		Building Products - 0.7%
1,047,188	B+/B1	Goodman Global, Inc., First Lien Initial Term Loan, 5.75%, 10/28/16	$ 1,050,455
		Construction & Farm Machinery & Heavy Trucks - 0.6%
415,000	BB/Ba2	Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17	$ 414,222
560,000	BB-/B2	Thyssenkrupp Waupaca, Term Loan, 8.5%, 6/29/17	564,900
			$ 979,122

Principal Amount USD ($)	S&P/Moody's Rating		Value

Electrical Components & Equipment - 0.4%
565,000	B/B3	WireCo WorldGroup, Inc., Term Loan, 4.75%, 2/15/17	$ 566,412
Trading Companies & Distributors - 0.1%
200,000	BBB-/Ba2	AWAS Finance Luxembourg 2012 SA, Term Loan, 4.5%, 7/16/18	$ 200,250
		Total Capital Goods	$ 5,387,616

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
Commercial Printing - 0.1%
204,153	BB-/Ba3	Cenveo Corp., Facility Term Loan B, 6.625%, 12/21/16	$ 204,408
Environmental & Facilities Services - 0.8%
1,068,378	CCC+/Caa1	Synagro Technologies, Inc., First Lien Term Loan, 2.25%, 4/2/14	$ 929,489
294,400	B/B1	Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17	294,768
$ 1,224,257
Security & Alarm Services - 0.1%
207,910	B+/B1	Protection One, Inc., Term Loan, 5.75%, 3/21/19	$ 208,819
		Total Commercial & Professional Services	$ 1,637,484

CONSUMER DURABLES & APPAREL - 0.1%
Housewares & Specialties - 0.1%
214,901	BB/Ba3	Reynolds Group Holdings, Inc., Tranche B Term Loan, 6.5%, 2/9/18	$ 217,318

		Total Consumer Durables & Apparel	$ 217,318

CONSUMER SERVICES - 1.2%
Restaurants - 0.7%
550,000	B+/B1	Landry's Inc., Term Loan B, 6.5%, 4/24/18	$ 552,518
553,613	B/Ba3	NPC International, Inc., 2012 Term Loan, 5.25%, 12/28/18	558,457
$ 1,110,975
Specialized Consumer Services - 0.5%
274,313	B/Ba3	Monitronics International, Inc., Term Loan, 5.5%, 3/23/18	$ 276,713
436,398	B+/B1	Wash MultiFamily Laundry Systems LLC, Term Loan, 7.0%, 8/28/14	434,216
$ 710,929
		Total Consumer Services	$ 1,821,904

DIVERSIFIED FINANCIALS - 0.6%
Other Diversified Financial Services - 0.6%
147,789	B-/B3	BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17	$ 137,444
352,211	B-/B3	BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17	327,556
433,913	NR/B2	Houghton Mifflin Company, Term Loan, 7.25%, 11/22/13	434,455
72,253	NR/NR	Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13	56,358
57,668	NR/NR	PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/12/13	44,980
		Total Diversified Financials	$ 1,000,793

Principal Amount USD ($)	S&P/Moody's Rating		Value

		ENERGY - 1.5%
		Coal & Consumable Fuels - 0.6%
572,125	B+/B2	Preferred Proppants LLC, Initial Term Loan B, 7.5%, 12/15/16	$ 540,658
450,000	B+/NR	PT Bumi Resources Tbk, Term Loan, 11.246%, 8/7/13	450,000
			$ 990,658
		Oil & Gas Equipment & Services - 0.3%
281,900	NR/NR	Aquilex Holdings LLC, Term Loan, 8.75%, 4/1/16	$ 280,491
180,954	B-/B2	Hudson Products Holdings, Inc., Term Loan, 9.0%, 8/24/15	173,716
			$ 454,207
		Oil & Gas Exploration & Production - 0.6%
1,000,000	BB-/NR	Chesapeake Energy Corp., Term Loan, 8.5%, 12/2/17	$ 998,892
		Total Energy	$ 2,443,757

		FOOD, BEVERAGE & TOBACCO - 0.5%
		Packaged Foods & Meats - 0.5%
239,690	B/Ba3	Del Monte Foods Co., Initial Term Loan, 4.5%, 3/8/18	$ 236,093
500,000	BB-/B2	Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17	503,125
		Total Food, Beverage & Tobacco	$ 739,218

		HEALTH CARE EQUIPMENT & SERVICES - 3.8%
		Health Care Equipment & Services - 0.2%
243,775	BB-/Ba2	Kinetic Concepts, Inc., Dollar Term Loan B-1, 7.0%, 5/4/18	$ 247,675
		Health Care Facilities - 1.0%
354,557	B/B1	Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15	$ 355,444
983,916	BB/Ba3	CHS/Community Health Systems, Inc., Extended Term Loan, 3.967%, 1/25/17	979,226
198,040	BB/Ba3	HCA, Inc., Tranche B-2 Term Loan, 3.711%, 3/31/17	195,503
82,579	BB/Ba3	HCA, Inc., Tranche B-3 Term Loan, 3.496%, 5/1/18	81,485
			$ 1,611,658
		Health Care Services - 1.9%
384,375	B+/B2	AccentCare, Inc., Term Loan, 6.5%, 12/22/16	$ 359,391
345,706	B/B1	Gentiva Health Services, Inc., Term Loan B-1, 6.5%, 8/17/16	322,371
633,318	B+/Ba3	Inventiv Health, Inc., Consolidated Term Loan, 6.5%, 8/4/16	594,726
404,875	B+/B1	National Mentor Holdings, Inc., Tranche B Term Loan, 7.0%, 2/9/17	400,826
252,268	B/B2	National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17	247,223
25,510	B/NR	Physician Oncology Services LP, Delayed Draw Term Loan, 7.75%, 1/31/17	24,490
209,980	B/B2	Physician Oncology Services LP, Effective Date Term Loan, 7.75%, 1/31/17	201,581
180,556	BB-/Ba1	Sun Healthcare Group, Inc., Term Loan, 8.75%, 10/18/16	179,991
346,500	B/Ba3	Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17	340,869
495,000	NR/B3	Virtual Radiologic Corp. Term Loan B, 7.75%, 12/22/16	420,750
			$ 3,092,218

Principal Amount USD ($)	S&P/Moody's Rating		Value

Health Care Supplies - 0.4%
241,941	BB-/Ba3	Alere, Inc., Term Loan B, 4.75%, 6/30/17	$ 241,865
370,000	B+/B1	Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19	370,786
$ 612,651
Health Care Technology - 0.3%
244,379	BB/Ba3	IMS Health, Inc., Tranche B Dollar Term Loan, 4.5%, 8/26/17	$ 244,864
370,000	NR/NR	Medical Card System, Inc., Term Loan, 12.0%, 9/17/15	286,750
$ 531,614
		Total Health Care Equipment & Services	$ 6,095,816

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
Household Products - 0.2%
401,548	B+/Ba3	SRAM LLC, First Lien Term Loan, 4.75%, 6/7/18	$ 402,301
Personal Products - 0.3%
215,357	BB-/Ba3	NBTY, Inc., Term Loan B-1, 4.25%, 10/2/17	$ 215,694
245,025	BB-/Ba3	Revlon Consumer Products Corp., Term Loan B, 4.75%, 11/19/17	244,642
$ 460,336
		Total Household & Personal Products	$ 862,637

INSURANCE - 1.8%
Insurance Brokers - 1.3%
1,368,444	B-/B2	Alliant Holdings I, Inc., Term Loan, 3.461%, 8/21/14	$ 1,370,155
684,251	B+/B1	Hub International, Ltd., 2017 Initial Term Loan, 4.746%, 6/13/17	682,711
97,250	B/B1	U.S.I. Holdings Corp., New Term Loan Series C, 7.0%, 5/5/14	97,411
$ 2,150,277
Multil-Line Insurance - 0.5%
750,000	CCC-/Caa2	AmWINS Group, Inc., Second Lien, Term Loan, 9.25%, 12/6/19	$ 746,250
		Total Insurance	$ 2,896,527

MATERIALS - 2.4%
Diversified Chemicals - 0.2%
344,750	B+/B2	Univar, Inc., Term Loan B, 5.0%, 6/30/17	$ 343,180
Forest Products - 0.9%
1,500,000	B+/Ba3	Ainsworth Lumber Co., Ltd., Term Loan, 5.25%, 6/26/14	$ 1,436,875
Metal & Glass Containers - 0.3%
525,000	B/B1	Tank Holding Corp., Initial Term Loan, 7.75%, 7/9/19	$ 517,781
Paper Products - 0.3%
460,350	B/B2	Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 6.5%, 5/31/17	$ 461,789
Precious Metals & Minerals - 0.2%
209,250	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17	$ 208,361
Specialty Chemicals - 0.5%
250,000	BB+/Ba1	Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16	$ 251,641
347,751	BB+/Ba1	Huntsman International LLC, Extended Term B Loan, 2.839%, 4/19/17	345,686

Principal Amount USD ($)	S&P/Moody's Rating		Value

		Specialty Chemicals (continued)
199,500	BB-/B1	Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 5.25%, 2/15/19	200,373
			$ 797,700
		Total Materials	$ 3,765,686

		MEDIA - 1.8%
		Advertising - 0.5%
977,525	B+/Ba3	Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16	$ 859,408
		Broadcasting - 0.9%
395,044	BB/Caa2	FoxCo Acquisition Sub LLC, Replacement Term Loan, 4.75%, 7/14/15	$ 395,540
404,958	BB/Ba3	TWCC Holding Corp., 2011 Term Loan, 4.25%, 2/13/17	406,476
590,050	B+/B2	Univision Communications, Inc., Extended First Lien Term Loan, 4.496%, 3/31/17	566,939
			$ 1,368,955
		Cable & Satellite - 0.1%
178,000	B/B1	WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18	$ 177,110
		Movies & Entertainment - 0.3%
155,324	NR/Ba1	Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16	$ 155,324
556,933	B-/B3	Lodgenet Interactive Corp., Closing Date Term Loan, 6.5%, 4/4/14	371,753
			$ 527,077
		Total Media	$ 2,932,550

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
		Biotechnology - 1.4%
690,000	B/Caa1	Alkermes, Inc., Second Lien Term Loan, 9.5%, 9/16/18	$ 709,838
492,500	BB/B2	Aptalis Pharma, Inc., Term Loan B-1, 5.5%, 2/10/17	483,060
215,557	BBB/Ba3	Warner Chilcott Co., LLC, Term Loan B-2, 4.25%, 3/15/18	215,845
431,114	BBB/Ba3	Warner Chilcott Corp., Term Loan B-1, 4.25%, 3/15/18	431,690
296,391	BBB/Ba3	WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18	296,787
			$ 2,137,220
		Life Sciences Tools & Services - 0.8%
1,313,722	BB-/Ba3	Catalent Pharma, Inc., Dollar Term Loan, 4.246%, 9/15/16	$ 1,313,723
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 3,450,943

		REAL ESTATE - 0.1%
		Real Estate Development - 0.1%
217,102	B-/B1	Ozburn-Hessey Holding Co., LLC, First Lien Term Loan, 8.25%, 4/8/16	$ 202,991

		Total Real Estate	$ 202,991

		RETAILING - 0.9%
		Automotive Retail - 0.3%
246,875	BB+/Ba3	Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16	$ 247,029
246,875	BB-/Ba3	TowerCo Finance LLC, Term Loan, 4.5%, 2/2/17	247,801
			$ 494,830
		Computer & Electronics Retail - 0.6%
891,000	B/B2	Targus Group International, Inc., Term Loan, 11.0%, 5/24/16	$ 888,773
		Total Retailing	$ 1,383,603

Principal Amount USD ($)	S&P/Moody's Rating		Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductor Equipment - 0.8%
619,259	BB-/B1	Aeroflex, Inc., Tranche B Term Loan, 5.75%, 5/19/18	$ 606,484
765,247	B/B1	Freescale Semiconductor, Inc., Tranche B Term Loan, 4.495%, 12/1/16	721,245
		Total Semiconductors & Semiconductor Equipment	$ 1,327,729

SOFTWARE & SERVICES - 2.6%
Application Software - 1.6%
467,586	BB-/Ba3	Allen Systems Group, Inc., Term Loan B, 7.5%, 11/21/15	$ 455,897
678,300	B/Ba3	Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.0%, 4/3/18	681,408
954,769	BB+/Baa3	Nuance Communications, Inc., Term Loan C, 3.25%, 3/31/16	955,366
500,000	CCC+/Caa1	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17	498,125
$ 2,590,796
Data Processing & Outsourced Services - 0.1%
213,750	NR/NR	Vantiv LLC, Tranche B Term Loan, 3.75%, 3/27/19	$ 214,195
IT Consulting & Other Services - 0.9%
1,347,567	BB/NR	SunGuard Data Systems, Inc., Tranche C Term Loan, 3.996%, 2/28/17	$ 1,348,409
		Total Software & Services	$ 4,153,400

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
Communications Equipment - 0.2%
243,766	BB/Ba3	CommScope, Inc., Tranche 1, Term Loan, 4.25%, 1/14/18	$ 243,996
Electronic Components - 0.3%
488,548	B/B2	Scitor Corp., Term Loan, 5.0%, 2/15/17	$ 480,202
		Total Technology Hardware & Equipment	$ 724,198

TRANSPORTATION - 1.0%
Air Freight & Logistics - 0.8%
439,482	B-/Caa1	Ceva Group Plc, Dollar Tranche B Pre-Funded LC Term Loan, 0.361%, 8/31/16	$ 415,860
919,588	B+/Ba3	Ceva Group Plc, U.S. Tranche B Term Loan, 5.447%, 8/31/16	869,585
$ 1,285,445
Airlines - 0.2%
271,563	BB-/Ba2	Delta Air Lines, Inc., 2009 Term Loan, 4.25%, 3/7/16	$ 268,168
		Total Transportation	$ 1,553,613

UTILITIES - 0.3%
Electric Utilities - 0.3%
629,720	CCC/B2	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.746%, 10/10/17	$ 402,234

		Total Utilities	$ 402,234

TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $46,685,838)	$ 46,083,253

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			CORPORATE BONDS & NOTES - 100.1% of Net Assets

			AUTOMOBILES & COMPONENTS - 1.3%
			Auto Parts & Equipment - 1.3%
	350,000	B/Caa1	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$ 323,313
	160,000	CCC/Caa1	Stanadyne Holdings, Inc., 10.0%, 8/15/14	149,400
	500,000(c)	CCC-/Caa3	Stanadyne Holdings, Inc., 12.0%, 2/15/15	314,375
	1,174,000	B+/B1	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 9/1/17 (144A)	1,231,232
			Total Automobiles & Components	$ 2,018,320

			BANKS - 1.2%
			Diversified Banks - 0.8%
	400,000(b)(d)	BB+/B1	ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523%, 12/29/49 (144A)	$ 374,000
	525,000	B/B2	Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)	407,662
	500,000(b)	NR/Caa3	Banco Macro SA, 9.75%, 12/18/36	353,500
BRL	350,000	AAA/NR	International Finance Corp., 9.25%, 3/15/13	174,282
				$ 1,309,444
			Regional Banks - 0.4%
	600,000(b)(d)	BBB/Baa3	PNC Financial Services Group, Inc., 8.25%,	$ 618,146

			Total Banks	$ 1,927,590

			CAPITAL GOODS - 7.1%
			Aerospace & Defense - 1.1%
	600,000	B/B3	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$ 609,000
	1,170,000	B-/B2	DynCorp International, Inc., 10.375%, 7/1/17	982,800
	90,000	B/B1	GeoEye, Inc., 9.625%, 10/1/15	99,675
				$ 1,691,475
			Building Products - 0.4%
	300,000	BB-/B2	USG Corp., 7.875%, 3/30/20 (144A)	$ 319,125
	365,000	BB-/B2	USG Corp., 9.75%, 8/1/14 (144A)	401,500
				$ 720,625
			Construction & Engineering - 0.9%
	900,000	B+/B1	Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)	$ 895,500
	850,000	C /Caa3	New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18	599,250
				$ 1,494,750
			Construction & Farm Machinery & Heavy Trucks - 1.5%
	720,000	B+/Caa1	American Railcar Industries, Inc., 7.5%, 3/1/14	$ 732,600
	750,000	BB- /B1	Lonking Holdings, Ltd., 8.5%, 6/3/16 (144A)	678,750
	660,000	CCC+/B2	Navistar International Corp., 8.25%, 11/1/21	618,750
	300,000	NR/NR	OSX 3 Leasing BV, 9.25%, 3/20/15 (144A)	304,950
				$ 2,335,050
			Electrical Components & Equipment - 0.5%
	750,000	B/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$ 753,750

			Industrial Conglomerates - 0.2%
	265,000	B/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$ 264,337

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Industrial Conglomerates (continued)
EUR	90,000	BB-/Ba3	Mark IV Europe Lux SCA / Mark IV USA SCA, 8.875%, 12/15/17 (144A)	115,189
				$ 379,526
			Industrial Machinery - 1.2%
	500,000(e)	NR/WR	Indalex Holding Corp., 11.5%, 2/1/14	$ 2,500
	335,000	B/Caa2	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	312,388
	875,000	CCC+/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	888,125
	665,000	B+/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	544,701
	150,000	B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	123,750
				$ 1,871,464
			Trading Companies & Distributors - 1.3%
	1,090,000	B-/B3	INTCOMEX, Inc., 13.25%, 12/15/14	$ 1,111,800
	1,000,000	B/B1	WESCO Distribution, Inc., 7.5%, 10/15/17	1,020,000
				$ 2,131,800
			Total Capital Goods	$ 11,378,440

			COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
			Environmental & Facilities Services - 0.1%
	700,000(e)	NR/WR	Aleris International, Inc., 10.0%, 12/15/16	$ 70
	210,000	BB-/B3	Casella Waste Systems, Inc., 11.0%, 7/15/14	222,600
			Total Commercial & Professional Services	$ 222,670

			CONSUMER DURABLES & APPAREL - 3.4%
			Homebuilding - 1.2%
	530,000	CCC/Caa3	Beazer Homes USA, Inc., 9.125%, 6/15/18	$ 516,750
	200,000	BB-/Ba3	Corporacion GEO SAB de CV, 8.875%, 3/27/22 (144A)	208,000
	630,000	NR/Ba3	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	654,444
	500,000	NR/Ba3	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)	507,500
				$ 1,886,694
			Housewares & Specialties - 1.5%
	475,000	B-/Caa1	Reynolds Group Holdings, Ltd., 9.875%, 8/15/19 (144A)	$ 503,500
	500,000	B-/Caa1	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 9.0%, 4/15/19	508,750
	1,000,000	CCC+/B3	Yankee Candle Co., Inc., 9.75%, 2/15/17	1,041,250
	350,000(f)	CCC+/Caa1	YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16	356,562
				$ 2,410,062
			Leisure Products - 0.7%
EUR	275,000	CCC/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$ 245,361
	1,000,000	B/B2	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	892,500
				$ 1,137,861
			Total Consumer Durables & Apparel	$ 5,434,617

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			CONSUMER SERVICES - 4.2%
			Business Services - 0.7%
	750,000	B/B1	Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)	$ 735,000
	600,000	B-/Caa2	Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18	444,000
				$ 1,179,000
			Casinos & Gaming - 1.9%
	500,000(e)	NR/WR	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)	$ 182,500
EUR	1,155,000	B-/B3	Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)	1,144,228
	500,000	B-/B3	Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)	375,000
	90,000	NR/NR	Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)	81,900
	1,615,000(e)(g)	NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)	133,237
EUR	500,000	B-/B3	Peermont Global, Ltd., 7.75%, 4/30/14 (144A)	575,329
	450,000	BB-/B1	Scientific Games International, Inc., 9.25%, 6/15/19	496,125
				$ 2,988,319
			Hotels, Resorts, Cruise lines - 0.3%
	400,000	B-/B2	Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19	$ 417,000

			Restaurants - 0.9%
	1,235,000(c)	B-/Caa1	Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)	$ 974,106
	400,000	B/B3	Burger King Corp., 9.875%, 10/15/18	458,500
				$ 1,432,606
			Specialized Consumer Services - 0.4%
	150,000	B/B2	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18	$ 165,938
	500,000	B-/B3	StoneMor Operating LLC, 10.25%, 12/1/17	492,500
				$ 658,438
			Total Consumer Services	$ 6,675,363

			DIVERSIFIED FINANCIALS - 4.8%
			Asset Management & Custody Banks - 0.4%
	590,000	BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	$ 639,505

			Consumer Finance - 0.3%
	610,000	NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	$ 512,400

			Investment Banking & Brokerage - 0.2%
	450,000(b)	BB+/Ba2	Goldman Sachs Capital II, 4.0%, 6/1/43	$ 322,114

			Multi-Sector Holdings - 0.4%
	600,000	B/B2	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$ 601,500

			Other Diversified Financial Services - 0.2%
	300,000(d)	BB/NR	Magnesita Finance, Ltd., 8.625%, (144A)	$ 301,650

			Reinsurance - 2.0%
	1,500,000(a)	BB+/NR	Caelus Re II, Ltd., 6.596%, 5/24/13 (144A)	$ 1,500,600
	1,750,000(a)	BB-/NR	Lodestone Re, Ltd., 8.351%, 5/17/13 (144A)	1,738,975
				$ 3,239,575

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Specialized Finance - 1.3%
	500,000	BB+/Baa3	Capital One Capital V, 10.25%, 8/15/39	$ 517,500
	1,000,000(a)	BB+/NR	Kibou, Ltd., 5.351%, 2/16/15 (144A)	1,012,700
	425,000	B+/B2	National Money Mart Co., 10.375%, 12/15/16	473,875
				$ 2,004,075
			Total Diversified Financials	$ 7,620,819

			ENERGY - 10.0%
			Coal & Consumable Fuels - 1.4%
	100,000	B-/B3	Arch Coal, Inc., 7.0%, 6/15/19	$ 87,250
	850,000	BB/Ba3	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	905,250
	1,000,000	B/Caa1	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 8/15/17 (144A)	990,000
	400,000	B-/B2	James River Coal Co., 7.875%, 4/1/19	202,000
				$ 2,184,500
			Oil & Gas Drilling - 1.7%
	500,000	NR/NR	Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15	$ 459,950
	1,000,000	CCC+/Caa2	Ocean Rig UDW, Inc., 9.5%, 4/27/16	965,000
	670,000	B-/B3	Offshore Group Investments, Ltd., 11.5%, 8/1/15	737,000
	500,000	B+/B2	Pioneer Energy Services Corp., 9.875%, 3/15/18	537,500
				$ 2,699,450
			Oil & Gas Equipment & Services - 1.6%
	1,358,000	B+/B1	American Petroleum Tankers Parent LLC / AP Tankers Co., 10.25%, 5/1/15	$ 1,419,110
	448,000	B/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	444,640
	330,000	B/Caa1	Forbes Energy Services, Ltd., 9.0%, 6/15/19	315,150
	65,067(e)	NR/NR	Nexus 1 Pte., Ltd., 10.5%, 4/9/12 (144A)	65
NOK	1,000,000(a)	NR/NR	Transocean Drilling Norway AS, 9.34%, 2/24/16	175,931
NOK	1,000,000	NR/NR	Transocean Norway Drilling AS, 11.0%, 2/24/16	177,590
				$ 2,532,486
			Oil & Gas Exploration & Production - 4.7%
	505,000	B+/B1	Berry Petroleum Co., 10.25%, 6/1/14	$ 566,862
	100,000	B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	96,500
	500,000	B-/B3	Comstock Resources, Inc., 9.5%, 6/15/20	523,750
	650,000	CCC+/B3	Halcon Resources Corp., 9.75%, 7/15/20 (144A)	661,375
	444,000	B /B2	Linn Energy LLC / Linn Energy Finance Corp., 11.75%, 5/15/17	496,170
	800,000	B+/NR	MIE Holdings Corp., 9.75%, 5/12/16 (144A)	794,000
	200,000	NR/NR	National JSC Naftogaz of Ukraine, 9.5%, 9/30/14	198,500
	1,440,000	B-/Caa1	Northern Oil & Gas, Inc., 8.0%, 6/1/20 (144A)	1,454,400
NOK	2,500,000	NR/NR	Norwegian Energy Co., AS, 12.9%, 11/20/14	396,612

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Oil & Gas Exploration & Production (continued)
	280,000	CCC+/Caa1	PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)	281,400
	480,000	B-/Caa1	QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20 (144A)	482,400
	240,000	CCC/Caa1	Quicksilver Resources, Inc., 7.125%, 4/1/16	192,000
	700,000	B-/B3	Resolute Energy Corp., 8.5%, 5/1/20 (144A)	714,000
	472,000	BB-/Caa1	Rosetta Resources, Inc., 9.5%, 4/15/18	516,840
	200,000	B/B1	Samson Investment Co., 9.75%, 2/15/20 (144A)	207,500
				$ 7,582,309
			Oil & Gas Storage & Transportation - 0.6%
	600,000	B/B2	EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20 (144A)	$ 645,750
	450,000(b)	BB/Ba1	Southern Union Co., 3.462%, 11/1/66	366,750
				$ 1,012,500
			Total Energy	$ 16,011,245

			FOOD, BEVERAGE & TOBACCO - 4.8%
			Agricultural Products - 0.8%
	1,127,000	B+/B3	Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)	$ 1,181,941

			Packaged Foods & Meats - 2.7%
EUR	200,000	B/B2	Agrokor DD, 9.875%, 5/1/19 (144A)	$ 253,206
	650,000	BB/B1	Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)	663,000
	500,000	BB-/Ba3	CFG Investment SAC, 9.75%, 7/30/19 (144A)	498,150
	491,000	NR/B2	Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)	527,825
	750,000	B /B3	FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)	671,250
	224,421(e)	NR/NR	Independencia International, Ltd., 12.0%, 12/30/16 (144A)	281
	475,000	B+/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	363,375
	700,000	B+/B1	Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)	637,000
	200,000	B+/B2	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	212,500
	300,000	B-/Caa1	Pilgrim's Pride Corp., 7.875%, 12/15/18	279,000
	275,000(c)	NR/B2	SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/23/17 (144A)	269,500
				$ 4,375,087
			Tobacco - 1.3%
	2,015,000	B-/B3	Alliance One International, Inc., 10.0%, 7/15/16	$ 2,045,225

			Total Food, Beverage & Tobacco	$ 7,602,253

			GOVERNMENT - 0.2%
			Government - 0.2%
	400,000	B/NR	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$ 328,000

			Total Government	$ 328,000

			HEALTH CARE EQUIPMENT & SERVICES - 5.5%
			Health Care Equipment & Services - 1.0%
	750,000	CCC+/Caa2	Accellent, Inc., 10.0%, 11/1/17	$ 639,375

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Health Care Equipment & Services (continued)
	875,000	B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	942,812
				$ 1,582,187
			Health Care Facilities - 0.5%
	600,000	B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	$ 570,000
	200,000	CCC+/(P)Caa1	United Surgical Partners International, Inc., 9.0%, 4/1/20 (144A)	215,500
	26,000(h)	CCC+/Caa1	Vanguard Health Systems, Inc., 0.0%, 2/1/16	17,680
				$ 803,180
			Health Care Services - 2.4%
	378,000	B-/Caa1	BioScrip, Inc., 10.25%, 10/1/15	$ 411,075
	476,000	CCC/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	427,210
–	1,000,000	CCC+/Caa1	Rural / Metro Corp., 10.125%, 7/15/19 (144A)	975,000
	796,459	CCC+/B3	Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)	808,406
	1,170,000	CCC+/Caa1	Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	1,190,475
				$ 3,812,166
			Health Care Supplies - 1.4%
	750,000	B/Caa1	Bausch & Lomb, Inc., 9.875%, 11/1/15	$ 782,812
	815,000(f)	B-/B3	Biomet, Inc., 10.375%, 10/15/17	872,050
	500,000	B-/Caa1	Immucor, Inc., 11.125%, 8/15/19	553,750
				$ 2,208,612
			Health Care Technology - 0.2%
	275,000	CCC+/Caa1	Emdeon, Inc., 11.0%, 12/31/19 (144A)	$ 312,813

			Total Health Care Equipment & Services	$ 8,718,958

			HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
			Personal Products - 0.2%
	300,000	B/B2	Revlon Consumer Products Corp., 9.75%, 11/15/15	$ 320,250

			Total Household & Personal Products	$ 320,250

			INSURANCE - 25.7%
			Insurance Brokers - 2.3%
	250,000	CCC/Caa2	Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)	$ 260,313
	1,175,000	CCC+/Caa2	HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)	1,180,875
GBP	475,000	NR/Caa1	Towergate Finance Plc, 10.5%, 2/15/19 (144A)	677,811
	827,000(a)	CCC/Caa1	USI Holdings Corp., 4.342%, 11/15/14 (144A)	777,380
	804,000	CCC/Caa2	USI Holdings Corp., 9.75%, 5/15/15 (144A)	812,040
				$ 3,708,419
			Multi-Line Insurance - 1.1%
	1,000,000(b)	BB/Baa3	Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)	$ 900,000
	670,000(b)	BB/Baa3	Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)	927,950
				$ 1,827,950
			Property & Casualty Insurance - 0.1%
	80,000(b)(d)	BB+/Ba2	White Mountains Insurance Group, Ltd., 7.506%, (144A)	$ 80,401

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Reinsurance - 22.2%
EUR	500,000(a)	B/NR	ATLAS VI Capital, Ltd., 10.153%, 4/6/13 (144A)	$ 618,032
EUR	500,000(a)	B-/NR	ATLAS VI Capital, Ltd., 10.913%, 4/7/14 (144A)	631,939
	400,000(a)	NR/Ba3	Combine Re, Ltd., 10.096%, 1/7/15 (144A)	412,680
	500,000(a)	NR/NR	Combine Re, Ltd., 17.846%, 1/7/15 (144A)	510,550
	500,000(a)	BB-/NR	Compass Re, Ltd., 10.346%, 1/8/15 (144A)	503,300
	500,000(a)	B+/NR	Compass Re, Ltd., 11.346%, 1/8/15 (144A)	499,050
	1,000,000(a)	BB+/NR	Foundation Re III, Ltd., 5.096%, 2/25/15	987,100
	1,000,000(a)	BB/NR	Foundation Re III, Ltd., 5.846%, 2/3/14 (144A)	976,900
	750,000(a)	NR/B1	GlobeCat, Ltd., 6.461%, 1/2/13 (144A)	751,875
	350,000(a)	NR/B3	GlobeCat, Ltd., 9.711%, 1/2/13 (144A)	328,440
	1,300,000(a)	B-/NR	Ibis Re II, Ltd., 13.596%, 2/5/15 (144A)	1,295,710
	500,000(a)	BB-/NR	Ibis Re, Ltd., 6.296%, 5/3/13 (144A)	494,000
	1,000,000(a)	B/NR	Ibis Re, Ltd., 9.346%, 5/3/13 (144A)	980,600
	1,800,000(a)	BB/NR	Lodestone Re, Ltd., 7.351%, 1/8/14 (144A)	1,785,420
	1,000,000(b)	BB-/NR	Loma Reinsurance, Ltd., 9.967%, 12/21/12 (144A)	992,300
	750,000(a)	B/NR	Montana Re, Ltd., 10.218%, 12/7/12 (144A)	728,325
	1,000,000(a)	B/NR	Montana Re, Ltd., 12.368%, 1/8/14 (144A)	977,300
	750,000(a)	CCC+/NR	Montana Re, Ltd., 13.718%, 12/7/12 (144A)	713,925
	2,000,000(a)	NR/NR	Montana Re, Ltd., 16.868%, 1/8/14 (144A)	1,922,800
–	500,000(a)	B/NR	MultiCat Mexico 2009, Ltd., 10.351%, 10/19/12 (144A)	491,300
	250,000(a)	B/NR	MultiCat Mexico 2009, Ltd., 11.601%, 10/19/12 (144A)	251,700
	1,500,000(a)	NR/B2	Mythen, Ltd., 11.407%, 5/7/15 (144A)	1,560,900
	1,200,000(a)	BB-/NR	Queen Street II Capital, Ltd., 7.596%, 4/9/14 (144A)	1,172,520
	1,000,000(a)	B+/NR	Queen Street III Capital, Ltd., 4.846%, 7/28/14 (144A)	999,600
	2,000,000(a)	BB-/NR	Queen Street IV Capital, Ltd., 7.596%, 4/9/15 (144A)	1,921,600
	250,000(a)	NR/NR	Residential Reinsurance 2010, Ltd., 7.346%, 6/6/13 (144A)	243,525
	1,250,000(a)	NR/NR	Residential Reinsurance 2010, Ltd., 10.846%, 6/6/13 (144A)	1,213,000
	250,000(a)	B-/NR	Residential Reinsurance 2010, Ltd., 13.096%, 6/6/13 (144A)	247,325
	1,250,000(a)	B-/NR	Residential Reinsurance 2011, Ltd., 12.096%, 6/6/15 (144A)	1,211,500
	1,000,000(a)	NR/NR	Residential Reinsurance 2012, Ltd., 22.096%, 6/6/16 (144A)	980,600
	500,000(a)	B-/NR	Successor X, Ltd., 9.846%, 4/4/13 (144A)	489,300
	500,000(a)	NR/B2	Successor X, Ltd., 11.096%, 1/27/15 (144A)	483,500
	1,500,000(a)	B-/NR	Successor X, Ltd., 11.346%, 11/10/15 (144A)	1,424,550
	1,250,000(a)	NR/NR	Successor X, Ltd., 11.846%, 4/4/13 (144A)	1,206,625
	2,000,000(a)	B-/NR	Successor X, Ltd., 14.916%, 1/7/14 (144A)	1,981,200

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Reinsurance (continued)
	2,000,000(a)	NR/NR	Successor X, Ltd., 16.416%, 1/7/14 (144A)	1,931,600
	1,000,000(a)	NR/NR	Successor X, Ltd., 16.596%, 1/27/15 (144A)	983,900
	500,000(a)	NR/NR	Successor X, Ltd., 16.846%, 4/4/13 (144A)	482,950
				$ 35,387,441
			Total Insurance	$ 41,004,211

			MATERIALS - 13.1%
			Aluminum - 0.0%
	670(f)	B-/B3	Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15	$ 640

			Commodity Chemicals - 0.4%
	300,000	NR/WR	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$ 384,000
EUR	250,000	NR/Caa1e	KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)	316,889
				$ 700,889
			Construction Materials - 0.5%
	865,000	CC/Caa3	AGY Holding Corp., 11.0%, 11/15/14	$ 402,225
	389,000	B- /NR	Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	360,798
	100,000	B- /NR	Cemex SAB de CV, 9.0%, 1/11/18 (144A)	93,000
				$ 856,023
			Diversified Chemicals - 1.0%
EUR	1,375,000	CCC+/Caa1	INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)	$ 1,446,783
	275,000	CCC/Caa1	Momentive Performance Materials, Inc., 9.0%, 1/15/21	200,750
				$ 1,647,533
			Diversified Metals & Mining - 1.8%
	300,000	CCC+/Caa1	Midwest Vanadium Pty., Ltd., 11.5%, 2/15/18 (144A)	$ 201,000
	650,000	CCC+/Caa1	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	468,000
	550,000	B/B2	Molycorp, Inc., 10.0%, 6/1/20 (144A)	517,000
	400,000	B+/B1	Mongolian Mining Corp., 8.875%, 3/29/17 (144A)	404,108
	428,000	BBB/Baa2	Teck Resources, Ltd., 10.25%, 5/15/16	472,940
	750,000	BB/Ba3	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	755,625
				$ 2,818,673
			Metal & Glass Containers - 1.6%
	531,327(f)	B- /Caa1	Ardagh Finance SA, 11.125%, 6/1/18 (144A)	$ 483,508
EUR	250,000	B- /B3	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	301,509
EUR	255,000	BB- /Ba3	Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)	343,628
	175,000	CCC+/B3	BWAY Holdings Co., 10.0%, 6/15/18	193,375
	1,173,833(f)	CCC+/Caa1	BWAY Parent Co., Inc., 10.125%, 11/1/15	1,200,244
				$ 2,522,264
			Paper Packaging - 0.7%
	750,103(c)	NR/NR	Bio Pappel SAB de CV, 7.0%, 8/27/16	$ 607,583
	500,000	B-/Caa1	Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16	510,000
				$ 1,117,583

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Paper Products - 2.0%
	500,000	B+/B1	Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	$ 533,750
	200,000	CCC+/B3	Appleton Papers, Inc., 11.25%, 12/15/15	199,500
	260,000	BB/Ba3	Clearwater Paper Corp., 10.625%, 6/15/16	289,900
	580,000	CCC+/Caa2	Exopack Holdings Corp., 10.0%, 6/1/18	568,400
	186,000	B+/B1	Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)	149,730
	344,000	B+/B3	Mercer International, Inc., 9.5%, 12/1/17	359,480
	459,000	BB-/B1	Resolute Forest Products, 10.25%, 10/15/18	515,228
	545,000	BB/Ba2	Sappi Papier Holding GmbH, 8.375%, 6/15/19 (144A)	558,625
				$ 3,174,613
			Precious Metals & Minerals - 0.4%
	500,000	BB-/Ba3	ALROSA Finance SA, 8.875%, 11/17/14 (144A)	$ 554,375

			Steel - 4.7%
	750,000	B+/B3	AM Castle & Co., 12.75%, 12/15/16	$ 813,750
	250,000	BB-/B2	APERAM, 7.375%, 4/1/16 (144A)	218,750
	350,000	B/Caa1	Atkore International, Inc., 9.875%, 1/1/18	336,000
	450,000	B- /B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	436,500
	1,245,000	CCC- /Caa2	Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	1,020,900
	250,000	B+/B1	Evraz Group SA, 8.875%, 4/24/13 (144A)	260,687
	250,000	B+/B1	Evraz Group SA, 9.5%, 4/24/18 (144A)	269,375
	900,000	B+/B3	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	839,250
	900,000	NR/B2	Metinvest BV, 8.75%, 2/14/18 (144A)	834,750
	600,000	NR/B2	Metinvest BV, 10.25%, 5/20/15 (144A)	595,500
	850,000	B/B2	Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)	886,125
	920,000	CCC+/Caa1	Ryerson, Inc., 12.0%, 11/1/15	924,600
EUR	50,000	CCC/Caa2	Zlomrex International Finance S.A., 8.5%, 2/1/14 (144A)	46,765
				$ 7,482,952
			Total Materials	$ 20,875,545

			MEDIA - 6.3%
			Advertising - 1.2%
	1,100,000	NR/B3	Good Sam Enterprises LLC, 11.5%, 12/1/16	$ 1,141,250
	716,000	B+/B3	MDC Partners, Inc., 11.0%, 11/1/16	769,700
				$ 1,910,950
			Broadcasting - 3.3%
	1,139,556(f)	CCC+/Caa3	Intelsat Bermuda, Ltd., 11.5%, 2/4/17	$ 1,185,138
	125,000(f)	CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A)	130,000
–	400,000	B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	392,594
	430,000	B-/B3	Telesat Canada / Telesat LLC, 12.5%, 11/1/17	479,450
	1,655,000	B/B3	Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)	1,750,163
	990,000	CCC+/Caa1	Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)	1,051,875

	Principal Amount USD ($)	S&P/Moody's Rating		Value

Broadcasting (continued)
EUR	200,000	B+/B1	TVN Finance Corp. II AB, 10.75%, 11/15/17 (144A)	264,590
$ 5,253,810
Cable - 0.1%
	182,676	B/B2	CCH II LLC / CCH II Capital Corp., 13.5%, 11/30/16	$ 202,314

Movies & Entertainment - 1.3%
	1,710,000	CCC+ /Caa1	AMC Entertainment, Inc., 9.75%, 12/1/20	$ 1,855,350
	200,000	CCC+/B3	Production Resource Group, Inc., 8.875%, 5/1/19	151,000
$ 2,006,350
Publishing - 0.4%
	600,000	CCC/Caa3	Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)	$ 414,000
	245,000	B/Caa1	Interactive Data Corp., 10.25%, 8/1/18	277,462
$ 691,462
			Total Media	$ 10,064,886

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
Biotechnology - 0.8%
	300,000	B/Caa1	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$ 310,125
	1,043,000	B+ /Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	964,775
$ 1,274,900
Life Sciences Tools & Services - 0.1%
	130,297	B/Caa1	Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$ 133,392

Pharmaceuticals - 0.3%
	1,215,000(e)	NR/NR	KV Pharmaceutical Co., 12.0%, 3/15/15	$ 452,587

			Total Pharmaceuticals, Biotechnology & Life Sciences	$ 1,860,879

REAL ESTATE - 0.3%
Diversified REIT's - 0.1%
	200,000	B+/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$ 184,000

Real Estate Operating Companies - 0.2%
	410,000	B/NR	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	$ 330,050

			Total Real Estate	$ 514,050

RETAILING - 1.3%
Distributors - 0.9%
	1,438,000	B+/B2	Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)	$ 1,473,950

Internet Retail - 0.4%
	640,000	B/B3	Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc., 10.75%, 8/1/16	$ 676,006

			Total Retailing	$ 2,149,956

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.2%
	465,000	B+/Caa1	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	$ 361,538

			Total Semiconductors & Semiconductor Equipment	$ 361,538

Principal Amount USD ($)	S&P/Moody's Rating		Value

		SOFTWARE & SERVICES - 1.1%
		Application Software - 0.3%
689,000	B/Caa1	Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)	$ 561,535

		Data Processing & Outsourced Services - 0.3%
404,000	B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$ 402,990
91,000	B-/Caa1	First Data Corp., 9.875%, 9/24/15	92,365
			$ 495,355
		Systems Software - 0.5%
881,225(f)(g)	NR/NR	Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)	$ 749,041

		Total Software & Services	$ 1,805,931

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
		Computer Storage & Peripherals - 0.3%
415,000	BBB/Baa3	Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)	$ 460,650

		Total Technology Hardware & Equipment	$ 460,650

		TELECOMMUNICATION SERVICES - 2.6%
		Alternative Carriers - 0.8%
750,000	BB-/WR	PAETEC Holding Corp., 8.875%, 6/30/17	$ 811,875
350,000	NR/WR	PAETEC Holding Corp., 9.875%, 12/1/18	394,625
			$ 1,206,500
		Integrated Telecommunication Services - 0.4%
388,000	CCC+/B3	Cincinnati Bell, Inc., 8.75%, 3/15/18	$ 379,270
300,000	BB/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	321,000
			$ 700,270
		Wireless Telecommunication Services - 1.4%
300,000	NR/Caa1	Digicel Group, Ltd., 10.5%, 4/15/18 (144A)	$ 320,250
750,000	B/B2	NII Capital Corp., 10.0%, 8/15/16	753,750
1,115,000	BB/Ba3	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)	1,218,138
			$ 2,292,138
		Total Telecommunication Services	$ 4,198,908

		TRANSPORTATION - 3.4%
		Air Freight & Logistics - 0.8%
1,329,000	B-/Caa1	CEVA Group Plc, 11.5%, 4/1/18 (144A)	$ 1,244,276

		Airlines - 1.3%
109,515	BB/Ba2	Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17	$ 109,515
250,000	BB+/Ba3	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16	250,000
269,000	BB-/Ba2	Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)	283,459
1,000,000	B/NR	Gol Finance, 9.25%, 7/20/20 (144A)	920,000
500,000	BB-/NR	TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	534,400
			$ 2,097,374

Principal Amount USD ($)	S&P/Moody's Rating		Value

Airport Services - 0.3%
564,000	B/B2	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$ 532,980

Marine - 0.3%
525,000	B+/B3	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19	$ 480,375

Railroads - 0.2%
278,090(f)	CCC/Caa3	Florida East Coast Holdings Corp., 10.5%, 8/1/17	$ 249,586

Trucking - 0.5%
425,000	B+/Caa1	Swift Services Holdings, Inc., 10.0%, 11/15/18	$ 462,188
300,000	B/B3	Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	300,000
$ 762,188
		Total Transportation	$ 5,366,779

UTILITIES - 1.8%
Electric Utilities - 0.7%
750,000	CCC+/NR	Cia de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)	$ 326,250
419,000	NR/B3	Empresa ICA S.A.B. de C.V., 9.75%, 10/25/22 (144A)	157,125
225,000	BB+/Ba1	PNM Resources, Inc., 9.25%, 5/15/15	257,062
240,000	CCC/Caa1	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)	177,600
510,000	CC/Caa3	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.0%, 4/1/21	186,150
$ 1,104,187
Gas Utilities - 0.5%
1,135,000	B/B2	Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)	$ 814,930

Independent Power Producers & Energy Traders - 0.6%
500,000	BB-/Ba3	InterGen NV, 9.0%, 6/30/17 (144A)	$ 486,250
500,000	NR/B2	Star Energy Geothermal Wayang Windu Ltd., 11.5%, 2/12/15 (144A)	540,000
$ 1,026,250
		Total Utilities	$ 2,945,367

TOTAL CORPORATE BONDS & NOTES
		(Cost $164,947,731)	$ 159,867,225

CONVERTIBLE BONDS & NOTES - 2.7% of Net Assets

DIVERSIFIED FINANCIALS - 0.1%
Asset Management & Custody Banks - 0.1%
120,000	BBB/NR	Apollo Investment Corp., 5.75%, 1/15/16	$ 120,600

		Total Diversified Financials	$ 120,600

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
Health Care Equipment & Services - 0.7%
1,040,000(c)	B+/NR	Hologic, Inc., 2.0%, 12/15/37	$ 1,125,800

Health Care Facilities - 0.3%
405,000	B/NR	LifePoint Hospitals, Inc., 3.5%, 5/15/14	$ 426,263

	Principal Amount USD ($)	S&P/Moody's Rating		Value

Health Care Services - 0.0%
	15,000	B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$ 14,419

			Total Health Care Equipment & Services	$ 1,566,482

MATERIALS - 1.0%
Diversified Chemicals - 1.0%
	1,900,000	B+/NR	Hercules, Inc., 6.5%, 6/30/29	$ 1,571,072

Diversified Metals & Mining - 0.0%
	100,000	BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$ 95,700

			Total Materials	$ 1,666,772

MEDIA - 0.4%
Movies & Entertainment - 0.4%
	659,000	B-/NR	Live Nation Entertainment, Inc., 2.875%, 7/15/27	$ 635,111

			Total Media	$ 635,111

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
	150,000	NR/NR	JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	$ 137,250
	250,000	NR/NR	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	129,063
	271,000	NR/NR	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13	121,272
			Total Semiconductors & Semiconductor Equipment	$ 387,585

TOTAL CONVERTIBLE BONDS & NOTES
			(Cost $3,558,715)	$ 4,376,550
SOVEREIGN DEBT OBLIGATIONS - 1.7% of Net Assets
Brazil - 0.7%
BRL	1,750,000	BBB/Baa2	Brazilian Government International Bond, 10.25%, 1/10/28	$ 1,109,679

Mexico - 0.5%
MXN	8,870,000	A-/Baa1	Mexican Bonos, 7.75%, 11/13/42	$ 784,163

Ukraine - 0.5%
	800,000	B+/(P)B2	Ukraine Government International Bond, 9.25%, 7/24/17 (144A)	$ 795,000

TOTAL SOVEREIGN DEBT OBLIGATIONS
			(Cost $2,446,072)	$ 2,688,842

	Shares			Value

COMMON STOCKS - 0.6% of Net Assets

AUTOMOBILES & COMPONENTS - 0.1%
Auto Parts & Equipment - 0.1%
	5,787		Lear Corp.	$ 205,728

			Total Automobiles & Components	$ 205,728

DIVERSIFIED FINANCIALS - 0.0%
Other Diversified Financial Services - 0.0%
	731(i)		BTA Bank JSC (G.D.R.)	$ 731

			Total Diversified Financials	$ 731

ENERGY - 0.1%
Oil & Gas Drilling - 0.0%
	1,109(i)		Rowan Cos Plc, Class A	$ 38,959

	Shares		Value

Oil & Gas Equipment & Services - 0.1%
NOK	19,571(e)(i)	Sevan Marine ASA	$ 44,176

		Total Energy	$ 83,135

MATERIALS - 0.1%
Diversified Metals & Mining - 0.1%
	371,096(g)(i)(j)	Blaze Recycling and Metals LLC Class A Units	$ 166,993

Forest Products - 0.0%
CAD	13,963(i)	Ainsworth Lumber Co., Ltd.	$ 26,729

		Total Materials	$ 193,722

SOFTWARE & SERVICES - 0.0%
Systems Software - 0.0%
	2,114(g)(i)	Perseus Holding Corp.	$ 5,285

		Total Software & Services	$ 5,285

TRANSPORTATION - 0.3%
Marine - 0.3%
	247,509(i)	Horizon Lines, Inc., Class A	$ 445,516

		Total Transportation	$ 445,516

TOTAL COMMON STOCKS
		(Cost $1,258,135)	$ 934,117

CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets

DIVERSIFIED FINANCIALS - 0.3%
Other Diversified Financial Services - 0.3%
	470(d)	Bank of America Corp., 7.25	$ 477,990

		Total Diversified Financials	$ 477,990

TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $382,900)	$ 477,990

PREFERRED STOCKS - 0.6% of Net Assets

DIVERSIFIED FINANCIALS - 0.6%
Other Diversified Financial Services - (continued) - 0.6%
	40,675(b)	GMAC Capital Trust I, Series Z, 8.125	$ 991,657

		Total Diversified Financials	$ 991,657

SOFTWARE & SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
	1,110(g)(i)	Perseus Holding Corp., 14.0	$ 19,425

		Total Software & Services	$ 19,425

TOTAL PREFERRED STOCKS
		(Cost $933,996)	$ 1,011,082

RIGHT/WARRANT - 0.0% of Net Assets

AUTOMOBILES & COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
	1,140,000(j)	Lear Corp., Expires	$ –

		Total Automobiles & Components	$ –

TOTAL RIGHT/WARRANT
		(Cost $–)	$ –

	Principal Amount		Value

		TEMPORARY CASH INVESTMENTS - 3.7% - of Net Assets
		TIME DEPOSITS: 3.7%
GBP	28,949	JPMorgan Chase London, .05%, 8/1/12	$ 45,368
NOK	4,366,082	JPMorgan Chase London, .3%, 8/1/12	725,685
	5,069,676	Bank of New York Mellon Grand Cayman, .03%, 8/1/12	5,069,676
			$ 5,840,729
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $5,840,729)	5,840,729
		TOTAL INVESTMENTS IN SECURITIES - 140.7%
		(Cost - $229,825,554) (k)	224,675,042
		OTHER ASSETS AND LIABILITIES -(40.7)%	$ (64,956,970)

		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -100.0%	$ 159,718,072

NR	Security not rated by S&P or Moody's.
LC	Letters of Credit
WR	Rating Withdrawn.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2012, the value of these securities amounted to $108,915,046, or 68.2% of total net assets applicable to common shareowners.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at July 31, 2012.

(a)	Floating rate note. The rate shown is the coupon rate at July 31, 2012.
(b)	The interest rate is subject to change periodically. The interest is shown is the rate at July 31, 2012.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2012.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is in default and is non income producing.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)
Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $2,917,890.  The aggregate fair value of $1,073,981 represents 0.7% of total net assets applicable to common shareholders.

(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Non-income producing.
(j)	Security is valued using fair value methods.

(k)	At July 31, 2012, the net unrealized loss on investments based on cost for federal tax purposes of $229,825,554 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 8,848,762
	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	(14,043,828)

	Net unrealized loss	$ (5,195,066)

For financial reporting purposes net unrealized loss on investments was $5,150,512 and cost of investments aggregated $229,825,554.

Principal amounts are denominated in U.S. dollars unless otherwise noted.

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
NOK	-	Norwegian Krone
MXN	-	Mexican Peso
USD	-	United States Dollar

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

	Level 1	Level 2	Level 3	Total
Investments in Securities - Assets

ASSET BACKED SECURITIES	$–	$1,714,472	$–	$1,714,472

COLLATERALIZED MORTGAGE OBLIGATIONS	–	1,140,612	–	1,140,612

COMMERCIAL MORTGAGE-BACKED SECURITIES	–	540,170	–	540,170

SENIOR SECURED FLOATING RATE LOAN INTERESTS	–	46,083,253	–	46,083,253

CORPORATE BONDS & NOTES	–	159,867,225	–	159,867,225

CONVERTIBLE BONDS & NOTES	–	4,376,550	–	4,376,550

SOVEREIGN DEBT OBLIGATIONS	–	2,688,842	–	2,688,842

COMMON STOCKS

Diversified Metals & Mining	–	–	166,993	166,993
Systems Software	–	5,285	–	5,285
All Other	761,839	–	–	761,839

CONVERTIBLE PREFERRED STOCK:	477,990	–	–	477,990

PREFERRED STOCKS

Data Processing & Outsourced Services	–	19,425	–	19,425
All Other	991,657	–	–	991,657

RIGHT/WARRANT

Auto Parts & Equipment	–	–	–	–

TEMPORARY CASH INVESTMENTS
TIME DEPOSITS	–	5,840,729	–	5,840,729
Total Investments in Securities - Assets	$2,231,486	$222,276,563	$166,993	$224,675,042

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):
	Balance as of 4/30/12	Realized gain (loss)(1)	Change in Unrealized appreciation (depreciation)(1)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of 7/31/12
Investments in Securities - Assets

CONVERTIBLE BONDS & NOTES
Marine	$296,699	$(328,430)	$432,866	$21,875	$(429,276)	$6,265	$–	$–	$–

COMMON STOCKS
Diversified Metals & Mining	244,923	–	(77,930)	–	–	–	–	–	166,993

Total Investment in Securities - Assets	$541,622	$(328,430)	$354,936	$21,875	$(429,276)	$6,265	$–	$–	$166,993

* Transfers are calculated on the beginning of period value

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 07/31/12: (77,930)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2012

* Print the name and title of each signing officer under his or her signature.